BASIS OF PRESENTATION AND LIQUIDITY (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended	24 Months Ended
	Dec. 31, 2012 Minimum	Dec. 08, 2010 Hangzhou facility	Dec. 31, 2009 Hangzhou facility	Dec. 31, 2011 Hangzhou facility
Sale Leaseback Agreement
Proceeds from third party			$ 138.8
Advance notice period for termination of all or part of leaseback		6 months
Early termination penalties				$ 9.8
Period for which the entity's China and non-China operations will have sufficient liquidity to finance working capital and capital expenditure needs as per management estimate	12 months